Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 4,565,136	$ 5,613,672
Margin cash		159,562	136,554
Trade accounts receivable		4,231,924	3,735,540
Dividends receivable		1,465
Inventories		6,107,165	5,015,989
Biological assets		1,826,766	1,608,223
Recoverable taxes		957,211	637,728
Derivative assets		155,602	84,468
Other current assets		433,372	288,842
TOTAL CURRENT ASSETS		18,438,203	17,121,016
NON-CURRENT ASSETS
Long-term investments		45,780
Recoverable taxes		1,874,572	1,412,455
Biological assets		611,799	518,234
Related party receivables		41,231	77,355
Deferred income taxes		547,014	651,178
Other non-current assets		488,803	268,737
TOTAL OTHER NON-CURRENT ASSETS		3,609,199	2,927,959
Investments in equity-accounted investees		171,612	38,312
Property, plant and equipment		13,645,658	11,780,880
Right of use assets		1,613,647	1,596,873
Intangible assets		1,825,592	1,803,199
Goodwill		5,852,575	5,417,134
TOTAL NON-CURRENT ASSETS		26,718,283	23,564,357
TOTAL ASSETS		45,156,486	40,685,373
CURRENT LIABILITIES
Trade accounts payable		6,198,100	5,465,513
Supply chain finance		1,134,459	728,710
Loans and financing		833,085	2,084,225
Income taxes		288,030	233,027
Other taxes payable		152,959	113,734
Payroll and social charges		1,560,159	1,435,751
Lease liabilities		354,887	335,681
Dividends payable			358,621
Provisions for legal proceedings		159,217	280,804
Derivative liabilities		156,405	165,979
Other current liabilities		704,509	455,020
TOTAL CURRENT LIABILITIES		11,541,810	11,657,065
NON-CURRENT LIABILITIES
Loans and financing		20,257,483	17,242,571
Income and other taxes payable		407,727	406,655
Payroll and social charges		288,065	352,718
Lease liabilities		1,412,398	1,398,348
Deferred income taxes		1,169,300	1,095,291
Provisions for legal proceedings		209,358	216,659
Related party payable		190,998
Derivative liabilities		114,376	100,087
Other non-current liabilities		42,180	81,615
TOTAL NON-CURRENT LIABILITIES		24,091,885	20,893,944
EQUITY
Share capital - common shares		35,114	13,177,841
Reserves	[1]	6,582,694	(6,083,376)
Undistributed results		2,085,772
Attributable to company shareholders		8,703,580	7,094,465
Attributable to non-controlling interest		819,211	1,039,899
TOTAL EQUITY		9,522,791	8,134,364
TOTAL LIABILITIES AND EQUITY		$ 45,156,486	$ 40,685,373

[1]	The reserves for 2024 have been aggregated to ensure comparability, considering the corporate restructuring that occurred in 2025 (see Note 1.1).